Financial Risk Management - Loans and Advances by Industry Sector (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 130,516,241	¥ 125,190,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		132,356,223	126,824,274
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		77,971,747	73,240,162
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	17,214,182	16,806,507
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 10,857,602	¥ 11,120,139

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,857,602 million and ¥11,120,139 million at March 31, 2026 and 2025, respectively.